Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The company currently lacks a formalized cybersecurity policy. Implementing a comprehensive cybersecurity framework is recommended to safeguard critical data, mitigate risks, and ensure compliance with industry standards. We plan to develop and implement this framework as soon as financial resources become available.